Series D Redeemable Convertible Preferred Stock and Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Series D Redeemable Convertible Preferred Stock and Warrants and Non-redeemable Preferred Stock, Common Stock and Other Stockholders' Equity [Abstract]
Summary of the changes in the Series D preferred stock

Gross proceeds from November 4, 2011 Series D financing (including $351 paid for the warrants)	$9,500
Less — allocation of proceeds to:
fair value of warrants	(3,152)
beneficial conversion feature	(4,445)
transaction costs	(427)

Net proceeds allocated to Series D preferred stock	1,476
Accretion of beneficial conversion feature	4,445

Fair value of Series D preferred stock — November 4, 2011	$5,921

Fair value of Series D preferred stock — December 31, 2011	$5,921
Beneficial conversion feature related to Series E financing	(1,238)
Accretion of beneficial conversion feature	1,238

Fair value of Series D preferred stock — December 31, 2012	$5,921